Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

On April 16, 2020 the Company's subsidiary Howco renewed its office and warehouse lease in Vancouver, WA for a term extending through June 1, 2023 at an initial monthly rent of approximately $5,154.

Shares of Common Stock Issued

Shares Issued for Conversion of Convertible Notes Payable

On April 3, 2020, Trillium Partners LP, the holder through assignment of the September 8, 2018, fee note issued to an attorney for services was issued 367,385, shares of common stock at the contracted price of $0.005 per share. Principal of $370, accrued interest of $94, and conversion fees of $1,005, were converted.

On April 15, 2020, Trillium Partners LP, the holder through assignment of the September 8, 2018, fee note issued to an attorney for services was issued 1,623,103, shares of common stock at the contracted price of $0.00155 per share. Principal of $1,350, accrued interest of $31, and conversion fees of $1,105, were converted.

On April 16, 2020, Redstart Holdings, converted $5,300, of their note issued on March 2, 2019, for 963,636, shares of common stock, at the contracted price of $0.0055

On April 22, 2020, Redstart Holdings, converted $5,300, of their note issued on March 2, 2019, for 963,636, shares of common stock, at the contracted price of $0.0055.

On April 22, 2020, Tri-Bridge converted $10,041, of the Livingston Asset Management LLC note issued on September 30, 2019, for $51,000 which was assigned to Tri-Bridge Ventures, LLC on April 9, 2020, into 2,008,093, shares of common stock, at $0.005, per share.

On April 23, 2020, Alpha Capital Anstalt converted $2,200, of the Livingston Asset Management LLC, of the notes purchased on November 9, 2019, for 400,000, shares of common stock at the contracted price of $.0055.

On April 29, 2020, Redstart Holdings, converted a $5,800, of their note issued on March 2, 2019, for 1,054,454, shares of common stock, at the contracted price of $0.0055.

On May 1, 2020, Trillium Partners LP, the holder through assignment of the September 8, 2018, fee note issued to an attorney for services was issued 860,377, shares of common stock at the contracted price of $0.003 per share. Principal of $1,450, accrued interest of $26, and conversion fees of $1,105, were converted.

On May 5, 2020, Trillium Partners LP, the holder through assignment of the September 8, 2018, fee note issued to an attorney for services was issued 643,232, shares of common stock at the contracted price of $0.0023 per share. Principal of $500, accrued interest of $3, and conversion fees of $1,105, were converted.

On May 5, 2020, Redstart Holdings, converted $3,600, of their note issued on March 2, 2019, for 1,058,824, shares of common stock, at the contracted price of $0.0034.

On May 7, 2020, Redstart Holdings, converted $3,100, of their note issued on March 2, 2019, for 1,033,333, shares of common stock, at the contracted price of $0.003.

On May 12, 2020, Redstart Holdings, converted $3,800, of their note issued on March 2, 2019, for 1,055,556, shares of common stock, at the contracted price of $0.0036.

On May 13, 2020, Trillium Partners LP, the holder through assignment of the September 8 & 18, 2018, fee notes issued to an attorney for services was issued 2,959,973, shares of common stock at the contracted price of $0.0025 per share. Principal of $4,958, accrued interest of $597, and conversion fees of $1,105, were converted.

On May 14, 2020, Redstart Holdings, converted $4,300, of their note issued on March 2, 2019, for 1,482,759, shares of common stock, at the contracted price of $0.0029.

On May 14, 2020, the Company issued 1,450,000, shares of common stock to Crown Bridge Partners, as it converted principal of $1,588, and $500, in fees on its convertible note dated March 1, 2019, at the contractual rate of $.00144 per share.

On May 18, 2020, Tri-Bridge converted $6,752, of the Livingston Asset Management LLC note issued on September 30, 2019, for $51,000 which was assigned to Tri-Bridge Ventures, LLC on April 9, 2020, into 3,650,843, shares of common stock, at $0.00018, per share.

On May 18, 2020, Trillium Partners LP, the holder through assignment of the September 8 and 18, 2018, fee notes issued to an attorney for services was issued 2,966,527, shares of common stock at the contracted price of $0.0015 per share. Principal of $1,170, accrued interest of $2,175, and conversion fees of $1,105, were converted.

On May 18, 2020, Redstart Holdings, converted $3,800, of their note issued on March 2, 2019, for 1,461,538, shares of common stock, at the contracted price of $0.0026.

On May 19, 2020, the Company issued 1,800,000, shares of common stock to Crown Bridge Partners, as it converted principal of $2,092, and $500, in fees on its convertible note dated March 1, 2019, at the contractual rate of $.00144 per share.

On May 20, 2020, Redstart Holdings, converted $3,800, of their note issued on March 2, 2019, for 1,461,538, shares of common stock, at the contracted price of $0.0026.

On May 21, 2020, Tri-Bridge converted $7,595, of the Livingston Asset Management LLC note issued on September 30, 2019, for $51,000 which was assigned to Tri-Bridge Ventures, LLC on April 9, 2020, into 4,340,119, shares of common stock, at $0.000175, per share.

On May 21, 2020, Redstart Holdings, converted $3,800, of their note issued on March 2, 2019, for 1,461,538, shares of common stock, at the contracted price of $0.0026.

On May 22, 2020, the Company issued 2,100,000, shares of common stock to Crown Bridge Partners, as it converted principal of $2,440, and $500, in fees on its convertible note dated March 1, 2019, at the contractual rate of $.00144 per share.

On May 25, 2020, Redstart Holdings, converted $3,800, of their note issued on March 2, 2019, for 1,461,538, shares of common stock, at the contracted price of $0.0024.

On May 26, 2020, Redstart Holdings, converted $3,500, of their note issued on March 2, 2019, for 1,461,333, shares of common stock, at the contracted price of $0.0024.

On May 26, 2020, Trillium Partners LP, the holder through assignment of the September 8 & 18, 2018, fee notes issued to an attorney for services was issued 2,961,147, shares of common stock at the contracted price of $0.0015 per share. Principal of $3,315, accrued interest of $22, and conversion fees of $1,105, were converted.

On May 27, 2020, Redstart Holdings, converted a $6,600, of their note issued on March 2, 2019, for 2,869,565, shares of common stock, at the contracted price of $0.0023.

On May 29, 2020, Redstart Holdings, converted $6,600, of their note issued on March 2, 2019, for 2,869,565, shares of common stock, at the contracted price of $0.0023.

On May 29, 2020, Tri-Bridge converted $9,413, of the Livingston Asset Management LLC note issued on September 30, 2019, for $51,000 which was assigned to Tri-Bridge Ventures, LLC on April 9, 2020, into 5,705,136, shares of common stock, at $0.000165, per share.

On June 1, 2020, Redstart Holdings, converted $6,600, of their note issued on March 2, 2019, for 2,869,565, shares of common stock, at the contracted price of $0.0023.

On June 3, 2020, Redstart Holdings, converted $6,600, of their note issued on March 2, 2019, for 2,869,565, shares of common stock, at the contracted price of $0.0023.

On June 3, 2020, Tri-Bridge converted $12,235, of the Livingston Asset Management LLC note issued on September 30, 2019, for $51,000 which was assigned to Tri-Bridge Ventures, LLC on April 9, 2020, into 7,415,359, shares of common stock, at $0.000165, per share.

On June 5, 2020, Redstart Holdings, converted $6,300, of their note issued on March 2, 2019, for 2,863,636, shares of common stock, at the contracted price of $0.0022.

On June 8, 2020, Redstart Holdings, converted $8,800, of their note issued on March 2, 2019, for 4,000,000,000, shares of common stock, at the contracted price of $0.0022.

On June 10, 2020, Redstart Holdings, converted $5,300, of their note issued on March 2, 2019, along with accrued interest of $2,500, for 3,545,455, shares of common stock, at the contracted price of $0.0022.

On June 10, 2020, the Company issued 3,800,000, shares of common stock to Crown Bridge Partners, as it converted principal of $4,136, and $500, in fees on its convertible note dated March 1, 2019, at the contractual rate of $.00144 per share.

On June 11, 2020, Redstart Holdings, converted $1,400, of accrued interest from their note issued on March 2, 2019, for 636,364, shares of common stock, at the contracted price of $0.0022. The note principal and all accrued interest has now been fully liquidated.

On June 11, 2020, Trillium Partners LP, the holder through assignment of the September 8 and 18, 2018, fee notes issued to an attorney for services was issued 2,202,427, shares of common stock at the contracted price of $0.0015 per share. Principal of $2,190, accrued interest of $9, and conversion fees of $1,105, were converted. The assigned notes dated September 8 and 18, 2018 were fully converted following the issuance.

On June 16, 2020, Tri-Bridge converted $7,647, of the Livingston Asset Management LLC note issued on September 30, 2019, for $51,000 which was assigned to Tri-Bridge Ventures, LLC on April 9, 2020, into 5,882,100, shares of common stock, at $0.00013 per share. The assigned note was fully converted following the issuance.

On June 18, 2020, Trillium Partners LP, the holder through assignment of the October 18, November 18 and December 18, 2018, fee notes issued to an attorney for services was issued 5,055,829, shares of common stock at the contracted price of $0.0017 per share. Principal of $6,000, accrued interest of $1,590, and conversion fees of $1,005, were converted.

Convertible and Non-Convertible Notes Issued

On April 1, 2020, the Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.

On April 18, 2020, the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion. The Company will treat the convertible note in accordance with ASC 48 Stock Settled Debt, recognizing the put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note.

On April 20, 2020, the Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $60,000, for $57,000, cash and fees of $3,000 (treated as OID to be amortized over the life of the note) having a 10% annual interest rate, maturity of April 20, 2021, and conversion right to a 42% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The Company will treat the convertible note in accordance with ASC 48 Stock Settled Debt, recognizing the put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note.

On May 1, 2020, the Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.

On May 14, 2020, the Company issued a convertible promissory note for $35,000 issued to Tri-Bridge Ventures LLC for a cash loan of $35,000. The note has a one year maturity, 8% annual interest and can be converted to common stock at the contracted price of 60% of the lowest daily traded price during the 10 days prior to delivery of a conversion notice. The Company will treat the convertible note in accordance with ASC 48 Stock Settled Debt, recognizing the put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note.

On May 18, 2020, the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion. The Company will treat the convertible note in accordance with ASC 48 Stock Settled Debt, recognizing the put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note.

On June 1, 2020, the Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.

On June 2, 2020, the Company entered into a financing arrangement through its subsidiary Howco with Fora Financial Business Loans, LLC. Howco is to receive $150,000 less legal and underwriting fees of $3,750 and prior loan payoff amount of $40,975. A total of $210,000 will be paid by direct debit of Howco's bank account of $854, for 245daily installments payments. The Company will recognize a principal amount of $210,000 with debt discounts of $63,750, and liquidate the principal balance and related discounts from the 2019 financing. The Company's CEO is a personal guarantor on financing facility.

On June 9, 2020, the Company entered into an agreement with Geneva Roth Remark Holdings Inc. to issue a convertible promissory note in the amount of $53,000. The Company is to receive $50,000, cash with $3,000, being retained for legal and underwriting fees which will be treated as OID and be amortized to interest expense over the term of the note. The note matures on June 9, 2021, bears interest at 10%, with a 22% default interest rate and may be converted at 58% of the lowest closing bid price in the 20 days preceding a conversion. The $ The Company will treat the convertible note in accordance with ASC 48 Stock Settled Debt, recognizing the put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note.

On June 17, 2020, the Company through Howco, entered into a loan directly with the Small Business Administration for $150,000. The loan term is thirty years and begins amortization one year from the date of promissory note to be issued upon funding. Amortization payments are $731 per month and include interest and principal of 3.75% from the date of funding. The loan is secured by the assets of Howco.

On June 18, 2020, the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion. The Company will treat the convertible note in accordance with ASC 48 Stock Settled Debt, recognizing the put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note.

Amendments to Related Party Notes and New Related Party Note

On April 14, 2020, the Company amended the note first issued to Michael Bannon (the Company's CEO) on January 19, 2019, in amount of $200,000, with a principal and interest balance of $195,000, and $17,947, respectively at March 31, 2020. The amendment adds conversion terms, which state the note principal and interest may be converted to common stock at 50% of the lowest closing bid price during thirty days prior to conversion, and reduces the note interest rate to 10%, and extends the maturity date to September 23, 2021. The change in conversion terms will be treated as stock settled debt under ASC 480, and put premium will be recognized with a charge to interest expense. Following the partial conversion on April 14, 2020, the note principal balance is $171,750.

On April 14, 2020, the Company amended the note first issued to Michael Bannon (the Company's CEO) on December 18, 2018, in amount of $400,000, with a principal and interest balance of $367,500, and $57,019, respectively at March 31, 2020. The amendment adds conversion terms, which state the note principal and interest may be converted to common stock at 50% of the lowest closing bid price during thirty days prior to conversion, and reduces the interest rate to 10%, and extends the maturity date to January 7, 2024. The change in conversion terms will be treated as stock settled debt under ASC 480, and put premium will be recognized with a charge to interest expense.

On April 15, 2020, the Company amended the note first issued to AIG and subsequently assigned to Pike Falls LLC (entities controlled by the Company's CEO) in amount of $840,000, with a principal and interest balance of $688,444, and $198,384, respectively at March 31, 2020. The amendment changes conversion terms, which now state the note principal and interest may be converted to common stock at 50% of the lowest closing bid price during thirty days prior to conversion, increases the interest rate to 10%, and has a maturity date of January 7, 2022. The change in conversion terms will be treated as stock settled debt under ASC 480, and put premium will be recognized with a charge to interest expense.

On April 15, 2020, the Company issued a convertible note payable to Michael Bannon (the Company's CEO) in the principal amount of $69,391, in exchange for the amounts owed to an entity controlled by Mr. Bannon. The Company's wholly owned subsidiary Howco, had borrowed a total of $69,391, under the terms of a purchase order financing agreement with Pike Falls. The note interest rate is 10%, and it matures on January 31, 2022. Following the issuance of the new note, Bantec, Inc will have a direct liability to Mr. Bannon in the amount of $69,391, and Howco will have fixed liability to the parent company of the same amount. The new note principal and interest may be converted into the Company's common stock at 50% of the lowest closing bid price in the thirty days preceding the conversion notice. The conversion terms will be treated as stock settled debt under ASC 480, and put premium will be recognized with a charge to interest expense.

Amendments to Other Notes

On April 9, 2020, the Livingston Asset Management LLC note issued on September 30, 2019, for $51,000 was assigned to and assumed by Tri-Bridge Ventures, LLC along with accrued interest of $2,682. The assigned note became convertible as of the date of the assignment by virtue of an agreement between the Company and the new note holder. The terms of the note provide for conversion of principal and accrued interest at a 50% discount to the lowest closing bid price over the 20 days prior to conversion. The assigned note will be accounted for as stock settled debt under ASC 480, and the put premium previously charge to interest expense, will remain unchanged.

NOTE 18 - SUBSEQUENT EVENTS

Directors' & Officers' Insurance Policy Expiration

On October 11, 2019, the Company's insurance policy covering directors and officers expired and the carrier declined to renew the policy. The Company is working with its broker and other carriers to obtain coverage. This lapse of insurance coverage exposes the Company to the risk associated with its indemnification of its officers against legal actions by third parties as outlined in the officers' employment agreements as amended on September 16, 2019.

Default on Convertible Note

On December 30, 2019, the Company failed to pay the principal and accrued interest on its February 27, 2019, convertible note payable to Redstart Holdings Corp upon its maturity. Legal counsel for the note holder submitted a demand notice for payment for 150% of the original principal of $78,000 amounting to $117,000 plus accrued interest. The Company will record the default penalty with a charge to interest expense and increase the principal of the note as of December 30, 2019. The Company will recognize the additional put premium related to the increased principal as interest expense for stock settled debt.

On October 7, 2019, the Company entered into a one year agreement for professional services for a one-time fee to be paid with 25,000 common shares of restricted stock. The services relate mostly to technology and related internet media and website improvement. The shares will be valued at $0.10 per share based on the quoted trading price for total expense of $2,500 to be charged to professional fees.

On October 7, 2019, the Company entered into a one year agreement for professional services for a one-time fee to be paid with 25,000 common shares of restricted stock the services relate mostly to investor relations through internet media. The shares will be valued at $0.10 per share for total expense of $2,500 to be charged to professional fees.

In December 2019, the Company relocated its primary office to 195 Paterson Avenue, Little Falls, New Jersey, under a one-year lease with an renewal option having monthly payments of $500.

Convertible and Non-Convertible Notes Issued

On October 1, 2019 the Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.

On October 18, 2019 the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

On November 1, 2019 the Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.

On November 18, 2019 the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

On December 1, 2019 the Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.

On December 18, 2019 the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

On January 1, 2020, the Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.

On January 18, 2020, the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

On January 28, 2020, the Company's subsidiary Howco entered into a Payment Rights Purchase and Sale Agreement financing with EBF Partners, LLC, (merchant cash advance or "MCA") with a principal amount of $208,500. Howco received $147,355, in cash, net of original issue discount of $58,500, and legal and other fees totaling $2,645, which will be amortized to interest expense over the term of the financing. The CEO is a personal guarantor for the MCA. Howco will make payments each business day by way of an ACH withdrawal of $1,489, for 140 payments. The loan is secured by receipts from future revenue transactions.

On February 1, 2020, the Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.

Note Amendments, Assignments and Restatements

On November 1, 2019, Livingston Asset Management amended the convertible notes payable received under the Company's advisory agreement with Livingston to relinquish the conversion of feature of the notes held by Livingston with immediate effect. The Company will recognize $136,375 from a gain on debt extinguishment as premiums recorded for stock settled debt (charged as interest expense at the date of note origination) are reclassified.

On November 1, 2019, Trillium Partners LP, amended the convertible notes payable issued by the Company for cash loan on July 12, 2019, to relinquish the conversion of feature of the note held by Trillium. The Company will recognize $10,000 from a gain on debt extinguishment as premiums recorded for stock settled debt (charged as interest expense at the date of note origination) are reclassified.

Common Stock Cancelled for 3(a)(10) Issuance

On November 7, 2019 Livingston Asset Management surrendered 194,520 common shares of the Company under the 3(a)(10) settlement to the Company's transfer agent. The Company will cancel these shares and reverse the accounting recognition recorded upon issuance. In addition, Livingston transferred ownership of 25,719 common shares to an unrelated third party.

On April 24, 2018 the Company amended its articles of incorporation, filed with the Delaware Secretary of State, changing the Company name from Drone USA, Inc. to Bantek, Inc., which was accepted by FINRA on February 19, 2019. Bantek, Inc. filed a change of name to Bantec, Inc. and to effect a reverse stock split (of the common stock) of 1 for 1,000 on August 6, 2019.

Reverse Stock Split and Name Change

The 1 share for 1,000 shares reverse stock split and name change to Bantec, Inc. became effective on February 10, 2020 All common share and per share amounts in the accompanying consolidated financial statements and footnotes have been retroactively adjusted for all periods presented for the effects of the reverse split .